Consolidated Statements of Accumulated Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Accumulated Other Comprehensive Income (Loss) [Abstract]
Adjustments arising from translating financial statements from functional currency to presentation currency	$ (3,941)	$ (101,995)	$ (99,613)
Foreign currency translation reserve arising from translating financial statements of foreign operations	79,222	100,039	100,153
Foreign exchange differences on translation of foreign operations from discontinued operations		(13,899)	(11,050)
Reserve from financial assets measured at fair value through other comprehensive income	10,942	11,415	5,143
Share of other comprehensive loss of companies accounted for at equity	(8,879)	(8,980)	(5,664)
Accumulated other comprehensive income (loss)	$ 77,344	$ (13,420)	$ (11,031)